UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sustainable Asset Management USA, Inc.
Address: 909 Third Avenue
         New York, NY  10022

13F File Number:  028-13430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William G. Butterly, III
Title:     Chief Legal Officer
Phone:     212-908-0443

Signature, Place, and Date of Signing:

 /s/ William G. Butterly, III     New York, NY     November 11, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    53

Form 13F Information Table Value Total:    $59,703 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-12637                     Robeco Groep NV

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AECOM TECHNOLOGY CORP DELAWA   COM              00766T100     5485   226050 SH       DEFINED                226050        0        0
AMERICAN STS WTR CO            COM              029899101      597    16660 SH       DEFINED                 16660        0        0
AMERICAN WTR WKS CO INC NEW    COM              030420103     3800   163300 SH       DEFINED                163300        0        0
BANK NOVA SCOTIA HALIFAX       COM              064149107      251     4700 SH       DEFINED                  4700        0        0
BCE INC                        COM NEW          05534B760      325     9969 SH       DEFINED                  9969        0        0
CALGON CARBON CORP             COM              129603106     1369    94400 SH       DEFINED                 94400        0        0
CANADIAN SOLAR INC             COM              136635109      261    16000 SH       DEFINED                 16000        0        0
CDN IMPERIAL BK OF COMMERCE    COM              136069101      473     6500 SH       DEFINED                  6500        0        0
CHEVRON CORP NEW               COM              166764100      343     4231 SH       DEFINED                  4231        0        0
CHINA VALVES TECHNOLOGY INC    COM NEW          169476207     1041   134800 SH       DEFINED                134800        0        0
CIGNA CORP                     COM              125509109      290     8100 SH       DEFINED                  8100        0        0
DANAHER CORP DEL               COM              235851102     3834    94400 SH       DEFINED                 94400        0        0
DEL MONTE FOODS CO             COM              24522P103      315    24000 SH       DEFINED                 24000        0        0
DUOYUAN GLOBAL WTR INC         SPONSORED ADR    266043108     1597   122550 SH       DEFINED                122550        0        0
ENBRIDGE INC                   COM              29250N105      242     4600 SH       DEFINED                  4600        0        0
EXIDE TECHNOLOGIES             COM NEW          302051206       72    15000 SH       DEFINED                 15000        0        0
FOREST OIL CORP                COM PAR $0.01    346091705      354    11911 SH       DEFINED                 11911        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104      578    25200 SH       DEFINED                 25200        0        0
HEALTH NET INC                 COM              42222G108      704    25881 SH       DEFINED                 25881        0        0
HEWLETT PACKARD CO             COM              428236103      263     6248 SH       DEFINED                  6248        0        0
ICF INTL INC                   COM              44925C103      694    27660 SH       DEFINED                 27660        0        0
IDEX CORP                      COM              45167R104     2163    60900 SH       DEFINED                 60900        0        0
INSITUFORM TECHNOLOGIES INC    CL A             457667103     1845    76300 SH       DEFINED                 76300        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      612     4565 SH       DEFINED                  4565        0        0
ITC HLDGS CORP                 COM              465685105      218     3500 SH       DEFINED                  3500        0        0
ITRON INC                      COM              465741106      594     9700 SH       DEFINED                  9700        0        0
ITT CORP NEW                   COM              450911102     6669   142400 SH       DEFINED                142400        0        0
JA SOLAR HOLDINGS CO LTD       SPON ADR         466090107      187    20000 SH       DEFINED                 20000        0        0
JOHNSON CTLS INC               COM              478366107      461    15100 SH       DEFINED                 15100        0        0
KIMBERLY CLARK CORP            COM              494368103      375     5766 SH       DEFINED                  5766        0        0
LAYNE CHRISTENSEN CO           COM              521050104      807    31150 SH       DEFINED                 31150        0        0
LIMITED BRANDS INC             COM              532716107      349    13036 SH       DEFINED                 13036        0        0
MASTEC INC                     COM              576323109      103    10000 SH       DEFINED                 10000        0        0
MICROSOFT CORP                 COM              594918104      291    11900 SH       DEFINED                 11900        0        0
MUELLER WTR PRODS INC          COM SER A        624758108      897   297250 SH       DEFINED                297250        0        0
NALCO HOLDING COMPANY          COM              62985Q101     2527   100250 SH       DEFINED                100250        0        0
NORTHEAST UTILS                COM              664397106      385    13000 SH       DEFINED                 13000        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105      424     5421 SH       DEFINED                  5421        0        0
PALL CORP                      COM              696429307     3851    92500 SH       DEFINED                 92500        0        0
PENTAIR INC                    COM              709631105      732    21770 SH       DEFINED                 21770        0        0
PEPCO HOLDINGS INC             COM              713291102      223    12000 SH       DEFINED                 12000        0        0
PFIZER INC                     COM              717081103      470    27356 SH       DEFINED                 27356        0        0
PROCTER & GAMBLE CO            COM              742718109      537     8962 SH       DEFINED                  8962        0        0
REYNOLDS AMERICAN INC          COM              761713106      416     7000 SH       DEFINED                  7000        0        0
RINO INTERNATIONAL CORPORATI   COM              766883102     1028    73764 SH       DEFINED                 73764        0        0
ROPER INDS INC NEW             COM              776696106     2040    31300 SH       DEFINED                 31300        0        0
STANTEC INC                    COM              85472N109     1522    57250 SH       DEFINED                 57250        0        0
TARGET CORP                    COM              87612E106      363     6800 SH       DEFINED                  6800        0        0
TETRA TECH INC NEW             COM              88162G103      942    44890 SH       DEFINED                 44890        0        0
URS CORP NEW                   COM              903236107     4057   106850 SH       DEFINED                106850        0        0
WATTS WATER TECHNOLOGIES INC   CL A             942749102      992    29150 SH       DEFINED                 29150        0        0
YINGLI GREEN ENERGY HLDG CO    ADR              98584B103      208    15000 SH       DEFINED                 15000        0        0
YONGYE INTL INC                COM              98607B106      527    74900 SH       DEFINED                 74900        0        0